UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2006
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle
August 15, 2006

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 92
Form 13F Information Table Value Total: 3,271,322

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Allstate Insurance Grp.        COM              020002101   140189 2484742.8420SH    SOLE                        2484742.8420
Altria Group Inc               COM              02209S103   105231 1306246.5817SH    SOLE                        1306246.5817
American Express Co.           COM              025816109      203 3910.0000SH       SOLE                         3910.0000
American International Group   COM              026874107   115115 1865715.0000SH    SOLE                        1865715.0000
American Woodmark Corp         COM              030506109    16413 493337.6535SH     SOLE                        493337.6535
Anadarko Petroleum Corp.       COM              032511107   115644 2521680.0000SH    SOLE                        2521680.0000
BHP BILLITON LTD SPONSORED ADR COM              088606108    59878 1451940.0000SH    SOLE                        1451940.0000
Bank of America Corp           COM              060505104      786 15374.4065SH      SOLE                        15374.4065
Beazer Homes Inc.              COM              07556Q105    37177 934555.3800SH     SOLE                        934555.3800
Berkshire Hathaway CL B        COM              084670207      262  85.0000 SH       SOLE                           85.0000
Black & Decker Corp            COM              091797100    55345 812218.8109SH     SOLE                        812218.8109
CHAPARRAL STL CO DEL COM       COM              159423102    19673 293581.0000SH     SOLE                        293581.0000
Capital One Financial Corp.    COM              14040H105   122299 1678081.7350SH    SOLE                        1678081.7350
Caterpillar                    COM              149123101    73762 1118284.0000SH    SOLE                        1118284.0000
Cemex S A Ssponsor ADR New Rep COM              151290889   150933 5526666.9960SH    SOLE                        5526666.9960
Cendant                        COM              151313103     3511 2029600.0000SH    SOLE                        2029600.0000
Centex Corp                    COM              152312104    76659 1654280.2220SH    SOLE                        1654280.2220
ChevronTexaco Corp.            COM              166764100      231 3445.0000SH       SOLE                         3445.0000
Cisco Systems Inc              COM              17275R102      484 24099.0000SH      SOLE                        24099.0000
Citigroup Inc.                 COM              172967101   124055 2599637.9111SH    SOLE                        2599637.9111
ConocoPhillips                 COM              20825C104   130218 1948790.8400SH    SOLE                        1948790.8400
Countrywide Financial Corp.    COM              222372104   123298 3728389.2951SH    SOLE                        3728389.2951
DEVON ENERGY CORP NEW COM      COM              25179M103    96234 1553917.5640SH    SOLE                        1553917.5640
Dell Inc.                      COM              24702R101      291 13684.0000SH      SOLE                        13684.0000
Dynegy Inc.                    COM              26816Q101     5189 920000.0000SH     SOLE                        920000.0000
EMBARQ CORP COM                COM              29078E105     2069 46773.0000SH      SOLE                        46773.0000
EResearch                      COM              29481V108     9232 1183615.0000SH    SOLE                        1183615.0000
Eagle Materials Inc            COM              26969P108    11597 325310.8453SH     SOLE                        325310.8453
El Paso Corporation            COM              28336l109    11389 802589.0000SH     SOLE                        802589.0000
Exxon Mobil Corp.              COM              30231G102      865 12497.0000SH      SOLE                        12497.0000
FIDELITY NATIONAL TITLE-CL A   COM              31620R105     5836 311242.0000SH     SOLE                        311242.0000
Fannie Mae                     COM              313586109    94472 1972693.0001SH    SOLE                        1972693.0001
Fidelity National Financial    COM              316326107    76289 2005481.0830SH    SOLE                        2005481.0830
GAMCO INVESTORS INC-A          COM              361438104     4215 121600.0000SH     SOLE                        121600.0000
General Electric               COM              369604103     1625 49513.3032SH      SOLE                        49513.3032
Goldman Sachs Group Inc.       COM              38141G104      507 3375.0000SH       SOLE                         3375.0000
Graco Inc.                     COM              384109104     8134 219846.0000SH     SOLE                        219846.0000
Harley Davidson Inc.           COM              412822108    23956 425360.0000SH     SOLE                        425360.0000
Houston Exploration            COM              442120101    47457 777600.0000SH     SOLE                        777600.0000
Intel Corp                     COM              458140100      286 16000.0000SH      SOLE                        16000.0000
International Business Machine COM              459200101    11649 151923.3785SH     SOLE                        151923.3785
J.P. Morgan Chase & Co.        COM              46625H100      541 12334.0000SH      SOLE                        12334.0000
Johnson & Johnson              COM              478160104    96733 1513573.8700SH    SOLE                        1513573.8700
LONE STAR TECHNOLOGIES COM     COM              542312103     2758 63370.0000SH      SOLE                        63370.0000
Lamson & Sessions              COM              513696104     3645 138000.0000SH     SOLE                        138000.0000
MARSHALL EDWARDS INC COM       COM              572322303      235 77397.0000SH      SOLE                        77397.0000
MAVERICK TUBE CORP             COM              577914104      332 5175.0000SH       SOLE                         5175.0000
Masco Corp                     COM              574599106    29668 1132348.3860SH    SOLE                        1132348.3860
Mastec Inc.                    COM              576323109     4991 461700.0000SH     SOLE                        461700.0000
Mellon Financial Corp.         COM              58551A108      253 6944.0000SH       SOLE                         6944.0000
Meritage Corp.                 COM              59001A102    41361 1079635.0000SH    SOLE                        1079635.0000
Merrill Lynch                  COM              590188108   130493 1805637.5420SH    SOLE                        1805637.5420
Microsoft Corp                 COM              594918104      911 37151.1095SH      SOLE                        37151.1095
Mohawk Industries, Inc.        COM              608190104    25010 372453.0000SH     SOLE                        372453.0000
Morgan Stanley                 COM              617446448    22234 341909.0000SH     SOLE                        341909.0000
NOVAGOLD RES INC COM NEW       COM              66987E206     7329 434700.0000SH     SOLE                        434700.0000
NVR Inc.                       COM              62944T105    71146 153167.0000SH     SOLE                        153167.0000
Nabors Industries LTD New (Ber COM              G6359F103   122703 3746652.0000SH    SOLE                        3746652.0000
National RV Holdings           COM              637277104     1943 456133.0000SH     SOLE                        456133.0000
Nokia Corp Spon ADR            COM              654902204      277 13930.0000SH      SOLE                        13930.0000
Novogen LTD                    COM              67010F103     2630 251710.0000SH     SOLE                        251710.0000
OPENTV CORP CL A               COM              G67543101      546 200000.0000SH     SOLE                        200000.0000
Patterson Energy Inc.          COM              703481101    85982 3295589.0460SH    SOLE                        3295589.0460
Pfizer Inc                     COM              717081103    82555 3165435.8187SH    SOLE                        3165435.8187
Polaris Industries, Inc.       COM              731068102    20561 556310.0000SH     SOLE                        556310.0000
Pulte Homes, Inc.              COM              745867101    17889 649800.0000SH     SOLE                        649800.0000
REALOGY CORPORATION            COM              75605E100    10982 520230.2500SH     SOLE                        520230.2500
RTI International Metals Inc.  COM              74973W107    11824 280180.0000SH     SOLE                        280180.0000
Rush Enterprises CLA           COM              781846209     3626 206605.0000SH     SOLE                        206605.0000
Rush Enterprises CLB           COM              781846308     4613 283005.0000SH     SOLE                        283005.0000
SPRINT NEXTEL CORP             COM              852061100    15398 935466.0000SH     SOLE                        935466.0000
Schlumberger Limited Com       COM              806857108      219 3486.0000SH       SOLE                         3486.0000
Stanley Furniture Inc New      COM              854305208    18236 844655.0000SH     SOLE                        844655.0000
TIDEWATER INC COM              COM              886423102      292 6115.0000SH       SOLE                         6115.0000
Telefonos De Mexico            COM              879403780    71587 3010400.0000SH    SOLE                        3010400.0000
Terex Corp Del                 COM              880779103    50357 1280054.0000SH    SOLE                        1280054.0000
Texas Industries Inc.          COM              882491103     9172 209415.0000SH     SOLE                        209415.0000
Thor Industries Inc.           COM              885160101    68841 1662434.0000SH    SOLE                        1662434.0000
Toll Brothers Inc.             COM              889478103    47322 1975870.0000SH    SOLE                        1975870.0000
U S Bancorp Del New            COM              902973304      496 15510.0000SH      SOLE                        15510.0000
United Technologies Corp.      COM              913017109      470 7780.0000SH       SOLE                         7780.0000
UnitedHealth Group Inc.        COM              91324P102    96999 2035238.1220SH    SOLE                        2035238.1220
WYNDHAM WORLDWIDE CORPORATION  COM              98310W108    11462 416195.0000SH     SOLE                        416195.0000
Wal-Mart Stores                COM              931142103      342 7592.0000SH       SOLE                         7592.0000
Washington Mutual Inc.         COM              939322103    55068 1290862.0000SH    SOLE                        1290862.0000
Wells Fargo & Co.              COM              949746101      308 8900.0000SH       SOLE                         8900.0000
Whirlpool Corp                 COM              963320106    46272 604860.0000SH     SOLE                        604860.0000
Winnebago Inds. Inc.           COM              974637100    29774 1090229.1950SH    SOLE                        1090229.1950
Wyeth                          COM              983024100      759 16038.0000SH      SOLE                        16038.0000
YRC WORLDWIDE INC              COM              984249102    61143 1657892.0000SH    SOLE                        1657892.0000
Muhlenkamp Fund                                 962096103      334 4289.3240SH       SOLE                         4289.3240
SCHWAB ADVANTAGE TR CALIF TAX                   808508204       40 39871.4700SH      SOLE                        39871.4700